Related Party Disclosures Additional Information (Details) - Individual	Dec. 31, 2023	Dec. 31, 2022
Key management
Disclosure of transactions between related parties [line items]
Number of Individuals	6	7
Board of directors
Disclosure of transactions between related parties [line items]
Number of Individuals	3	1